MFS(R) INSTITUTIONAL TRUST:

                   MFS Institutional International Equity Fund
                     MFS Institutional Large Cap Value Fund

                        Supplement to Current Prospectus:


Effective immediately, the sub-section entitled "Disclosure of Portfolio Holdings" under the main heading "Management of the Fund - Investment Adviser" is restated in its entirety as follows:

Disclosure of Portfolio Holdings. The MFS funds have established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI. In addition, the following information is generally available to you on the MFS Web site (mfs.com), by clicking the "Institutional Investors & Consultants" role, then choosing the United States, then "US Institutional Trust & Reports," then "Fact Sheets, Prospectuses & Reports," then a fund name, and then the "Overview" tab:

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   Information                                               Approximate Date of Posting to Web Site
-----------------------------------------------------------------------------------------------------
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Fund's top 10 securities holdings as of each month's end     14 days after month end
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Fund's full securities holdings as of each month's end       24 days after month end
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

If a fund has substantial investments in both equity and debt instruments, the fund's top 10 equity holdings and top 10 debt holdings will be made available.

Note that the funds or MFS may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.


                  The date of this supplement is July 10, 2009.